Credit Quality Assessment (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Non-accrual loans	$ 4,000	$ 3,200
Total loans	552,917	403,875
Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	420,594	364,037
Accruing loans 31-59 days past due	5	720
Accruing loans 60-89 days past due	3,206	567
Accruing loans Greater than 90 days past due	552	455
Total past due	3,763	1,742
Non-accrual loans	3,117	3,182
Total loans	427,474	368,961
Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	123,551	34,914
Accruing loans 31-59 days past due	353	0
Accruing loans 60-89 days past due	24	0
Accruing loans Greater than 90 days past due	605	0
Total past due	982	0
Non-accrual loans	910	0
Total loans	125,443	34,914
Construction and Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	64,158	50,884
Construction and Land [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	55,346	44,767
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	0	0
Non-accrual loans	1,144	0
Total loans	56,490	44,767
Construction and Land [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	7,390	6,117
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	278	0
Total past due	278	0
Non-accrual loans	0	0
Total loans	7,668	6,117
Residential - First Lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	88,293	39,249
Residential - First Lien [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	58,122	37,523
Accruing loans 31-59 days past due	0	570
Accruing loans 60-89 days past due	316	323
Accruing loans Greater than 90 days past due	158	0
Total past due	474	893
Non-accrual loans	308	331
Total loans	58,904	38,747
Residential - First Lien [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	28,731	502
Accruing loans 31-59 days past due	247	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	247	0
Non-accrual loans	411	0
Total loans	29,389	502
Residential Junior Lien [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	19,301	8,266
Residential Junior Lien [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	10,932	8,220
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	74	0
Accruing loans Greater than 90 days past due	0	0
Total past due	74	0
Non-accrual loans	0	0
Total loans	11,006	8,220
Residential Junior Lien [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	8,186	46
Accruing loans 31-59 days past due	52	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	52	0
Non-accrual loans	57	0
Total loans	8,295	46
Commercial Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	112,826	90,333
Commercial Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	85,824	79,623
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	0	0
Non-accrual loans	0	0
Total loans	85,824	79,623
Commercial Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	27,002	10,710
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	0	0
Non-accrual loans	0	0
Total loans	27,002	10,710
Commercial Non Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	123,958	113,559
Commercial Non Owner Occupied [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	100,439	99,516
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	150	159
Total past due	150	159
Non-accrual loans	0	258
Total loans	100,589	99,933
Commercial Non Owner Occupied [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	23,369	13,626
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	0	0
Non-accrual loans	0	0
Total loans	23,369	13,626
Commercial Loan and Leases [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	108,451	93,235
Accruing loans 31-59 days past due	0	150
Accruing loans 60-89 days past due	2,816	244
Accruing loans Greater than 90 days past due	244	296
Total past due	3,060	690
Non-accrual loans	1,665	2,593
Total loans	113,176	96,518
Commercial Loan and Leases [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	25,738	3,892
Accruing loans 31-59 days past due	54	0
Accruing loans 60-89 days past due	24	0
Accruing loans Greater than 90 days past due	327	0
Total past due	405	0
Non-accrual loans	350	0
Total loans	26,493	3,892
Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	4,712	1,174
Consumer Loan [Member] | Legacy Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	1,480	1,153
Accruing loans 31-59 days past due	5	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	5	0
Non-accrual loans	0	0
Total loans	1,485	1,153
Consumer Loan [Member] | Acquired Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Accruing loans current	3,135	21
Accruing loans 31-59 days past due	0	0
Accruing loans 60-89 days past due	0	0
Accruing loans Greater than 90 days past due	0	0
Total past due	0	0
Non-accrual loans	92	0
Total loans	$ 3,227	$ 21